Schedule of significant inputs and results arising from the monte carlo simulation process for the convertible notes at fair values (Details) - Integer	Jun. 30, 2026	May 27, 2026	Mar. 13, 2026	Nov. 07, 2025	Oct. 08, 2025	Sep. 23, 2025
Measurement Input, Share Price [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	3.47	15.75	74.34	665	2,969	4,264
Measurement Input, Conversion Price [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes		20.08	115.66	913	3,036	4,654
Measurement Input, Conversion Price [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	20.08
Measurement Input, Conversion Price [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	4,654
Measurement Input, Maturity [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes		2	2	2	2	2
Measurement Input, Maturity [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	1.23
Measurement Input, Maturity [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	1.91
Measurement Input, Option Volatility [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes		102.95	104.19	172.75	173.15	174.05
Measurement Input, Option Volatility [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	82.71
Measurement Input, Option Volatility [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	100.68
Measurement Input, Discount Rate [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes		17.26	16.99	16.81	16.84	16.79
Measurement Input, Discount Rate [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	17.28
Measurement Input, Discount Rate [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	17.39
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes		4.00	3.73	3.55	3.58	3.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	4.02
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of the Convertible Notes	4.13